UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ore Hill Partners LLC
Address: 650 Fifth Ave, 9th Floor

         New York, NY  10019

13F File Number:  28-11672

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Sands
Title:     Chief Compliance Officer
Phone:     (212) 389-2359

Signature, Place, and Date of Signing:

     Steven Sands     New York, NY/USA     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $33,271 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE DATA SYSTEMS CORP     COM              018581108       28      500     CALL SOLE                      500        0        0
AMBAC FINL GROUP INC           COM              023139108      288    50000 SH       SOLE                    50000        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102    16296   557689 SH       SOLE                   557689        0        0
COLONIAL BANCGROUP INC         COM              195493309      124     1647 SH  PUT  SOLE                     1647        0        0
FIFTH THIRD BANCORP            COM              316773100       33     1339 SH  PUT  SOLE                     1339        0        0
KEYCORP NEW                    COM              493267108       80     2000 SH  PUT  SOLE                     2000        0        0
LEGGETT & PLATT INC            COM              524660107       72     1023 SH  PUT  SOLE                     1023        0        0
LINN ENERGY LLC                UNIT LTD LIAB    536020100     6080   319980 SH       SOLE                   319980        0        0
MBIA INC                       COM              55262C100     4018   328800 SH       SOLE                   328800        0        0
MERRILL LYNCH & CO INC         COM              590188108      312      878 SH  PUT  SOLE                      878        0        0
METROPCS COMMUNICATIONS INC    COM              591708102     1484    87321 SH       SOLE                    87321        0        0
PORTLAND GEN ELEC CO           COM NEW          736508847      477    21150 SH       SOLE                    21150        0        0
PROSHARES TR                   REAL EST PRO     74347R552      993    10000 SH       SOLE                    10000        0        0
REGIONS FINANCIAL CORP NEW     COM              7591EP100       63     1947 SH  PUT  SOLE                     1947        0        0
REGIONS FINANCIAL CORP NEW     COM              7591EP100       35     1000 SH  PUT  SOLE                     1000        0        0
SLM CORP                       COM              78442P106      110     1000 SH  PUT  SOLE                     1000        0        0
SLM CORP                       COM              78442P106       63     1000 SH  PUT  SOLE                     1000        0        0
TERRESTAR CORP                 COM              881451108     1870   383112 SH       SOLE                   383112        0        0
UAL CORP                       COM NEW          902549807        7      305 SH       SOLE                      305        0        0
WASHINGTON MUT INC             COM              939322103      288     2500 SH  PUT  SOLE                     2500        0        0
WASHINGTON MUT INC             COM              939322103      468     2000 SH  PUT  SOLE                     2000        0        0
WASHINGTON MUT INC             COM              939322103       82     1000 SH  PUT  SOLE                     1000        0        0